Note 14 - Stock-based Awards: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
Expected volatility	128.2%
Stock price on date of grant	$0.33
Expected dividends	-
Expected term (in years)	3
Risk-free rate	1.68%
Expected forfeiture rate	0%

Options granted in October 2015 (43,837) and July 2016 (1,750,000)	2016
Expected volatility, minimum	110.4%
Expected volatility, maximum	128.7%
Stock price on date of grant, minimum	$0.40
Stock price on date of grant, maximum	$0.50
Expected dividends	-
Expected term (in years)	3
Risk-free rate, minimum	0.90%
Risk-free rate, maximum	1.00%
Expected forfeiture rate	0%